Variable Interest Entities	12 Months Ended
Dec. 31, 2013
Variable Interest Entities

16. VARIABLE INTEREST ENTITIES

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether we are the primary beneficiary of a VIE, we consider factors such as equity at risk, the amount of the VIE's variability we absorb, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. We believe that significant assumptions and judgments were applied consistently.

We are the primary beneficiary of Sabine, DCC Fuel, AEP Credit, Transition Funding, Ohio Phase-in-Recovery Funding, Appalachian Consumer Rate Relief Funding and a protected cell of EIS. In addition, we have not provided material financial or other support to Sabine, DCC Fuel, AEP Credit, Transition Funding, Ohio Phase-in-Recovery Funding, Appalachian Consumer Rate Relief Funding and our protected cell of EIS that was not previously contractually required. We hold a significant variable interest in DHLC and Potomac-Appalachian Transmission Highline, LLC West Virginia Series (West Virginia Series).

Sabine is a mining operator providing mining services to SWEPCo. SWEPCo has no equity investment in Sabine but is Sabine's only customer. SWEPCo guarantees the debt obligations and lease obligations of Sabine. Under the terms of the note agreements, substantially all assets are pledged and all rights under the lignite mining agreement are assigned to SWEPCo. The creditors of Sabine have no recourse to any AEP entity other than SWEPCo. Under the provisions of the mining agreement, SWEPCo is required to pay, as a part of the cost of lignite delivered, an amount equal to mining costs plus a management fee. In addition, SWEPCo determines how much coal will be mined each year. Based on these facts, management concluded that SWEPCo is the primary beneficiary and is required to consolidate Sabine. SWEPCo's total billings from Sabine for the years ended December 31, 2013, 2012 and 2011 were $155 million, $147 million and $128 million, respectively. See the tables below for the classification of Sabine's assets and liabilities on the balance sheets.

I&M has nuclear fuel lease agreements with DCC Fuel II LLC, DCC Fuel IV LLC, DCC Fuel V LLC and DCC Fuel VI LLC (collectively DCC Fuel). DCC Fuel was formed for the purpose of acquiring, owning and leasing nuclear fuel to I&M. DCC Fuel purchased the nuclear fuel from I&M with funds received from the issuance of notes to financial institutions. Each entity is a single-lessee leasing arrangement with only one asset and is capitalized with all debt. Each is a separate legal entity from I&M, the assets of which are not available to satisfy the debts of I&M. Payments on the leases for the years ended December 31, 2013, 2012 and 2011 were $153 million, $127 million and $85 million, respectively. The leases were recorded as capital leases on I&M's balance sheet as title to the nuclear fuel transfers to I&M at the end of the respective lease terms, which do not exceed 54 months. Based on our control of DCC Fuel, management concluded that I&M is the primary beneficiary and is required to consolidate DCC Fuel. The capital leases are eliminated upon consolidation. In October 2013, the lease agreements ended for DCC Fuel LLC and DCC Fuel III LLC. See the tables below for the classification of DCC Fuel's assets and liabilities on the balance sheets.

AEP Credit is a wholly-owned subsidiary of AEP. AEP Credit purchases, without recourse, accounts receivable from certain utility subsidiaries of AEP to reduce working capital requirements. AEP provides a minimum of 5% equity and up to 20% of AEP Credit's short-term borrowing needs in excess of third party financings. Any third party financing of AEP Credit only has recourse to the receivables securitized for such financing. Based on our control of AEP Credit, management concluded that we are the primary beneficiary and are required to consolidate AEP Credit. See the tables below for the classification of AEP Credit's assets and liabilities on the balance sheets. See “Securitized Accounts Receivables – AEP Credit” section of Note 14.

Transition Funding was formed for the sole purpose of issuing and servicing securitization bonds related to Texas Restructuring Legislation. Management has concluded that TCC is the primary beneficiary of Transition Funding because TCC has the power to direct the most significant activities of the VIE and TCC's equity interest could potentially be significant. Therefore, TCC is required to consolidate Transition Funding. The securitized bonds totaled $2 billion and $2.3 billion as of December 31, 2013 and 2012, respectively. Transition Funding has securitized transition assets of $1.9 billion and $2.1 billion as of December 31, 2013 and 2012, respectively. The securitized transition assets represent the right to impose and collect Texas true-up costs from customers receiving electric transmission or distribution service from TCC under recovery mechanisms approved by the PUCT. The securitization bonds are payable only from and secured by the securitized transition assets. The bondholders have no recourse to TCC or any other AEP entity. TCC acts as the servicer for Transition Funding's securitized transition assets and remits all related amounts collected from customers to Transition Funding for interest and principal payments on the securitization bonds and related costs. See the tables below for the classification of Transition Funding's assets and liabilities on the balance sheets.

Ohio Phase-in-Recovery Funding was formed for the sole purpose of issuing and servicing securitization bonds related to phase-in recovery property. Management has concluded that OPCo is the primary beneficiary of Ohio Phase-in-Recovery Funding because OPCo has the power to direct the most significant activities of the VIE and OPCo's equity interest could potentially be significant. Therefore, OPCo is required to consolidate Ohio Phase-in-Recovery Funding. The securitized bonds totaled $267 million as of December 31, 2013. Ohio Phase-in-Recovery Funding has securitized assets of $132 million as of December 31, 2013. The phase-in recovery property represents the right to impose and collect Ohio deferred distribution charges from customers receiving electric transmission and distribution service from OPCo under a recovery mechanism approved by the PUCO. In August 2013, securitization bonds were issued. The securitization bonds are payable only from and secured by the securitized assets. The bondholders have no recourse to OPCo or any other AEP entity. OPCo acts as the servicer for Ohio Phase-in-Recovery Funding's securitized assets and remits all related amounts collected from customers to Ohio Phase-in-Recovery Funding for interest and principal payments on the securitization bonds and related costs. See the table below for the classification of Ohio Phase-in-Recovery Funding's assets and liabilities on the balance sheet.

Appalachian Consumer Rate Relief Funding was formed for the sole purpose of issuing and servicing securitization bonds related to APCo's under-recovered ENEC deferral balance. Management has concluded that APCo is the primary beneficiary of Appalachian Consumer Rate Relief Funding because APCo has the power to direct the most significant activities of the VIE and APCo's equity interest could potentially be significant. Therefore, APCo is required to consolidate Appalachian Consumer Rate Relief Funding. The securitized bonds totaled $380 million as of December 31, 2013. Appalachian Consumer Rate Relief Funding has securitized assets of $369 million as of December 31, 2013. The phase-in recovery property represents the right to impose and collect West Virginia deferred generation charges from customers receiving electric transmission, distribution and generation service from APCo under a recovery mechanism approved by the WVPSC. In November 2013, securitization bonds were issued. The securitization bonds are payable only from and secured by the securitized assets. The bondholders have no recourse to APCo or any other AEP entity. APCo acts as the servicer for Appalachian Consumer Rate Relief Funding's securitized assets and remits all related amounts collected from customers to Appalachian Consumer Rate Relief Funding for interest and principal payments on the securitization bonds and related costs. See the table below for the classification of Appalachian Consumer Rate Relief Funding's assets and liabilities on the balance sheet.

The securitized bonds of Transition Funding, Ohio Phase-in-Recovery Funding and Appalachian Consumer Rate Relief Funding are included in current and long-term debt on the balance sheets. The securitized assets of Transition Funding, Ohio Phase-in-Recovery Funding and Appalachian Consumer Rate Relief Funding are included in securitized assets on the balance sheets.

Our subsidiaries participate in one protected cell of EIS for approximately ten lines of insurance. EIS has multiple protected cells. Neither AEP nor its subsidiaries have an equity investment in EIS. The AEP System is essentially this EIS cell's only participant, but allows certain third parties access to this insurance. Our subsidiaries and any allowed third parties share in the insurance coverage, premiums and risk of loss from claims. Based on our control and the structure of the protected cell and EIS, management concluded that we are the primary beneficiary of the protected cell and are required to consolidate EIS. Our insurance premium expense to the protected cell for the years ended December 31, 2013, 2012 and 2011 were $31 million, $32 million and $48 million, respectively. See the tables below for the classification of the protected cell's assets and liabilities on the balance sheets. The amount reported as equity is the protected cell's policy holders' surplus.

The balances below represent the assets and liabilities of the VIEs that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2013
(in millions)

								APCo
						OPCo		Appalachian
						Ohio		Consumer
				TCC		Phase-in-		Rate		Protected
	SWEPCo	I&M	AEP	Transition		Recovery		Relief		Cell
	Sabine	DCC Fuel	Credit	Funding		Funding		Funding		of EIS
ASSETS
Current Assets	$67	$118	$935	$232		$23		$6		$143
Net Property, Plant and Equipment	157	157	-	-		-		-		-
Other Noncurrent Assets	51	60	1	1,918	(a)	252	(b)	378	(c)	3
Total Assets	$275	$335	$936	$2,150		$275		$384		$146

LIABILITIES AND EQUITY
Current Liabilities	$33	$108	$827	$312		$37		$14		$39
Noncurrent Liabilities	242	227	1	1,820		237		368		66
Equity	-	-	108	18		1		2		41
Total Liabilities and Equity	$275	$335	$936	$2,150		$275		$384		$146

(a) Includes an intercompany item eliminated in consolidation of $82 million.

(b) Includes an intercompany item eliminated in consolidation of $116 million.

(c) Includes an intercompany item eliminated in consolidation of $4 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2012
(in millions)

				TCC
	SWEPCo	I&M		Transition		Protected Cell
	Sabine	DCC Fuel	AEP Credit	Funding		of EIS
ASSETS
Current Assets	$57	$133	$843	$250		$130
Net Property, Plant and Equipment	170	176	-	-		-
Other Noncurrent Assets	55	92	1	2,167	(a)	4
Total Assets	$282	$401	$844	$2,417		$134

LIABILITIES AND EQUITY
Current Liabilities	$32	$121	$800	$304		$43
Noncurrent Liabilities	250	280	1	2,095		66
Equity	-	-	43	18		25
Total Liabilities and Equity	$282	$401	$844	$2,417		$134

(a) Includes an intercompany item eliminated in consolidation of $89 million.

DHLC is a mining operator that sells 50% of the lignite produced to SWEPCo and 50% to CLECO. SWEPCo and CLECO share the executive board seats and voting rights equally. Each entity guarantees 50% of DHLC's debt. SWEPCo and CLECO equally approve DHLC's annual budget. The creditors of DHLC have no recourse to any AEP entity other than SWEPCo. As SWEPCo is the sole equity owner of DHLC, it receives 100% of the management fee. SWEPCo's total billings from DHLC for the years ended December 31, 2013, 2012 and 2011 were $60 million, $77 million and $62 million, respectively. We are not required to consolidate DHLC as we are not the primary beneficiary, although we hold a significant variable interest in DHLC. Our equity investment in DHLC is included in Deferred Charges and Other Noncurrent Assets on the balance sheets.

Our investment in DHLC was:

	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in millions)
Capital Contribution from SWEPCo	$8	$8	$8	$8
Retained Earnings	1	1	1	1
SWEPCo's Guarantee of Debt	-	61	-	49

Total Investment in DHLC	$9	$70	$9	$58

We and FirstEnergy Corp. (FirstEnergy) have a joint venture in Potomac-Appalachian Transmission Highline, LLC (PATH). PATH is a series limited liability company and was created to construct, through its operating companies, a high-voltage transmission line project in the PJM region. PATH consists of the “West Virginia Series (PATH-WV),” owned equally by subsidiaries of FirstEnergy and AEP, and the “Allegheny Series” which is 100% owned by a subsidiary of FirstEnergy. Provisions exist within the PATH-WV agreement that make it a VIE. The “Allegheny Series” is not considered a VIE. We are not required to consolidate PATH-WV as we are not the primary beneficiary, although we hold a significant variable interest in PATH-WV. Our equity investment in PATH-WV is included in Deferred Charges and Other Noncurrent Assets on the balance sheets. We and FirstEnergy share the returns and losses equally in PATH-WV. Our subsidiaries and FirstEnergy's subsidiaries provide services to the PATH companies through service agreements. The entities recover costs through regulated rates.

In August 2012, the PJM board cancelled the PATH Project, our transmission joint venture with FirstEnergy, and removed it from the 2012 Regional Transmission Expansion Plan. In September 2012, the PATH Project companies submitted an application to the FERC requesting authority to recover prudently-incurred costs associated with the PATH Project. In November 2012, the FERC issued an order accepting the PATH Project's abandonment cost recovery application, subject to settlement procedures and hearing. The settlement proceedings are ongoing.

Our investment in PATH-WV was:

	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
		(in millions)
Capital Contribution from AEP	$19	$19	$19	$19
Retained Earnings	6	6	12	12

Total Investment in PATH-WV	$25	$25	$31	$31

As of December 31, 2013, our $25 million investment in PATH-WV is included in Deferred Charges and Other Noncurrent Assets on the balance sheet. If we cannot ultimately recover our investment related to PATH-WV, it could reduce future net income and cash flows.

Appalachian Power Co [Member]
Variable Interest Entities

15. VARIABLE INTEREST ENTITIES

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. OPCo is the primary beneficiary of Ohio Phase-in-Recovery Funding. APCo is the primary beneficiary of Appalachian Consumer Rate Relief Funding. SWEPCo holds a significant variable interest in DHLC. Each of the Registrant Subsidiaries hold a significant variable interest in AEPSC. I&M and OPCo each hold a significant variable interest in AEGCo.

Appalachian Consumer Rate Relief Funding was formed for the sole purpose of issuing and servicing securitization bonds related to APCo's under-recovered ENEC deferral balance. Management has concluded that APCo is the primary beneficiary of Appalachian Consumer Rate Relief Funding because APCo has the power to direct the most significant activities of the VIE and APCo's equity interest could potentially be significant. Therefore, APCo is required to consolidate Appalachian Consumer Rate Relief Funding. The securitized bonds totaled $380 million as of December 31, 2013, and are included in current and long-term debt on the balance sheet. Appalachian Consumer Rate Relief Funding has securitized assets of $369 million as of December 31, 2013, which is presented separately on the face of the balance sheet. The phase-in recovery property represents the right to impose and collect WV deferred generation charges from customers receiving electric transmission, distribution and generation service from APCo under a recovery mechanism approved by the WVPSC. In November 2013, securitization bonds were issued. The securitization bonds are payable only from and secured by the securitized assets. The bondholders have no recourse to APCo or any other AEP entity. APCo acts as the servicer for Appalachian Consumer Rate Relief Funding's securitized assets and remits all related amounts collected from customers to Appalachian Consumer Rate Relief Funding for interest and principal payments on the securitization bonds and related costs.

The balances below represent the assets and liabilities of Appalachian Consumer Rate Relief Funding that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

APPALACHIAN POWER COMPANY AND SUBSIDIARIES
VARIABLE INTEREST ENTITIES
December 31, 2013
(in thousands)
Appalachian
Consumer
Rate Relief
Funding
ASSETS	2013
Current Assets	$5,891
Net Property, Plant and Equipment	-
Other Noncurrent Assets (a)	378,029
Total Assets	$383,920

LIABILITIES AND EQUITY
Current Liabilities	$14,000
Noncurrent Liabilities	368,018
Equity	1,902
Total Liabilities and Equity	$383,920

(a)        Includes an intercompany item eliminated in consolidation of $4 million.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$174,393	$195,176	$195,787
I&M	119,343	127,232	126,505
OPCo	255,485	277,232	279,652
PSO	85,974	89,199	84,028
SWEPCo	125,441	136,642	130,148

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,191	$20,191	$29,819	$29,819
I&M	12,864	12,864	17,911	17,911
OPCo	31,425	31,425	39,323	39,323
PSO	10,596	10,596	13,381	13,381
SWEPCo	13,520	13,520	19,669	19,669

Indiana Michigan Power Co [Member]
Variable Interest Entities

15. VARIABLE INTEREST ENTITIES

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. OPCo is the primary beneficiary of Ohio Phase-in-Recovery Funding. APCo is the primary beneficiary of Appalachian Consumer Rate Relief Funding. SWEPCo holds a significant variable interest in DHLC. Each of the Registrant Subsidiaries hold a significant variable interest in AEPSC. I&M and OPCo each hold a significant variable interest in AEGCo.

I&M has nuclear fuel lease agreements with DCC Fuel II LLC, DCC Fuel IV LLC, DCC Fuel V LLC and DCC Fuel VI LLC (collectively DCC Fuel). DCC Fuel was formed for the purpose of acquiring, owning and leasing nuclear fuel to I&M. DCC Fuel purchased the nuclear fuel from I&M with funds received from the issuance of notes to financial institutions. Each entity is a single-lessee leasing arrangement with only one asset and is capitalized with all debt. Each is a separate legal entity from I&M, the assets of which are not available to satisfy the debts of I&M. Payments on the leases for the years ended December 31, 2013, 2012 and 2011 were $153 million, $127 million and $85 million, respectively. The leases were recorded as capital leases on I&M's balance sheet as title to the nuclear fuel transfers to I&M at the end of the respective lease terms, which do not exceed 54 months. Based on I&M's control of DCC Fuel, management concluded that I&M is the primary beneficiary and is required to consolidate DCC Fuel. The capital leases are eliminated upon consolidation. In October 2013, the lease agreements ended for DCC Fuel LLC and DCC Fuel III LLC. See the table below for the classification of DCC Fuel's assets and liabilities on I&M's balance sheets.

The balances below represent the assets and liabilities of DCC Fuel that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

INDIANA MICHIGAN POWER COMPANY AND SUBSIDIARIES
VARIABLE INTEREST ENTITIES
December 31, 2013 and 2012
(in thousands)
	DCC Fuel
ASSETS	2013	2012
Current Assets	$117,762	$132,886
Net Property, Plant and Equipment	156,820	176,065
Other Noncurrent Assets	60,450	92,473
Total Assets	$335,032	$401,424

LIABILITIES AND EQUITY
Current Liabilities	$107,815	$120,873
Noncurrent Liabilities	227,217	280,551
Equity	-	-
Total Liabilities and Equity	$335,032	$401,424

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$174,393	$195,176	$195,787
I&M	119,343	127,232	126,505
OPCo	255,485	277,232	279,652
PSO	85,974	89,199	84,028
SWEPCo	125,441	136,642	130,148

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,191	$20,191	$29,819	$29,819
I&M	12,864	12,864	17,911	17,911
OPCo	31,425	31,425	39,323	39,323
PSO	10,596	10,596	13,381	13,381
SWEPCo	13,520	13,520	19,669	19,669

AEGCo, a wholly-owned subsidiary of AEP, is consolidated by AEP. AEGCo owns a 50% ownership interest in Rockport Plant, Unit 1, leases a 50% interest in Rockport Plant, Unit 2 and owns 100% of the Lawrenceburg Generating Station. AEGCo sells all the output from the Rockport Plant to I&M and KPCo. AEGCo has a UPA associated with the Lawrenceburg Generating Station which was assigned by OPCo to AGR effective January 1, 2014. AEP has agreed to provide AEGCo with the funds necessary to satisfy all of the debt obligations of AEGCo. I&M is considered to have a significant interest in AEGCo due to these transactions. I&M is exposed to losses to the extent it cannot recover the costs of AEGCo through its normal business operations. In the event AEGCo would require financing or other support outside the billings to I&M and KPCo, this financing would be provided by AEP. For additional information regarding AEGCo's lease, see “Rockport Lease” section of Note 12.

Total billings from AEGCo were as follows:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
I&M	$251,518	$238,865	$228,739
OPCo	148,459	203,582	185,741

The carrying amount and classification of variable interest in AEGCo's accounts payable are as follows:

	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure

	(in thousands)
I&M	$23,916	$23,916	$25,498	$25,498
OPCo	12,810	12,810	16,302	16,302

Ohio Power Co [Member]
Variable Interest Entities

15. VARIABLE INTEREST ENTITIES

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. OPCo is the primary beneficiary of Ohio Phase-in-Recovery Funding. APCo is the primary beneficiary of Appalachian Consumer Rate Relief Funding. SWEPCo holds a significant variable interest in DHLC. Each of the Registrant Subsidiaries hold a significant variable interest in AEPSC. I&M and OPCo each hold a significant variable interest in AEGCo.

Ohio Phase-in-Recovery Funding was formed for the sole purpose of issuing and servicing securitization bonds related to phase-in recovery property. Management has concluded that OPCo is the primary beneficiary of Ohio Phase-in-Recovery Funding because OPCo has the power to direct the most significant activities of the VIE and OPCo's equity interest could potentially be significant. Therefore, OPCo is required to consolidate Ohio Phase-in-Recovery Funding. The securitized bonds totaled $267 million as of December 31, 2013, and are included in current and long-term debt on the balance sheet. Ohio Phase-in-Recovery Funding has securitized assets of $132 million as of December 31, 2013, which is presented separately on the face of the balance sheet. The phase-in recovery property represents the right to impose and collect Ohio deferred distribution charges from customers receiving electric transmission and distribution service from OPCo under a recovery mechanism approved by the PUCO. In August 2013, securitization bonds were issued. The securitization bonds are payable only from and secured by the securitized assets. The bondholders have no recourse to OPCo or any other AEP entity. OPCo acts as the servicer for Ohio Phase-in-Recovery Funding's securitized assets and remits all related amounts collected from customers to Ohio Phase-in-Recovery Funding for interest and principal payments on the securitization bonds and related costs.

The balances below represent the assets and liabilities of Ohio Phase-in-Recovery Funding that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

OHIO POWER COMPANY AND SUBSIDIARIES
VARIABLE INTEREST ENTITIES
December 31, 2013
(in thousands)
Ohio
Phase-in-
Recovery
Funding
ASSETS	2013
Current Assets	$23,198
Other Noncurrent Assets (a)	251,409
Total Assets	$274,607

LIABILITIES AND EQUITY
Current Liabilities	$36,470
Noncurrent Liabilities	236,800
Equity	1,337
Total Liabilities and Equity	$274,607

(a)        Includes an intercompany item eliminated in consolidation of $116 million.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$174,393	$195,176	$195,787
I&M	119,343	127,232	126,505
OPCo	255,485	277,232	279,652
PSO	85,974	89,199	84,028
SWEPCo	125,441	136,642	130,148

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,191	$20,191	$29,819	$29,819
I&M	12,864	12,864	17,911	17,911
OPCo	31,425	31,425	39,323	39,323
PSO	10,596	10,596	13,381	13,381
SWEPCo	13,520	13,520	19,669	19,669

AEGCo, a wholly-owned subsidiary of AEP, is consolidated by AEP. AEGCo owns a 50% ownership interest in Rockport Plant, Unit 1, leases a 50% interest in Rockport Plant, Unit 2 and owns 100% of the Lawrenceburg Generating Station. AEGCo sells all the output from the Rockport Plant to I&M and KPCo. AEGCo has a UPA associated with the Lawrenceburg Generating Station which was assigned by OPCo to AGR effective January 1, 2014. AEP has agreed to provide AEGCo with the funds necessary to satisfy all of the debt obligations of AEGCo. I&M is considered to have a significant interest in AEGCo due to these transactions. I&M is exposed to losses to the extent it cannot recover the costs of AEGCo through its normal business operations. In the event AEGCo would require financing or other support outside the billings to I&M and KPCo, this financing would be provided by AEP. For additional information regarding AEGCo's lease, see “Rockport Lease” section of Note 12.

Total billings from AEGCo were as follows:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
I&M	$251,518	$238,865	$228,739
OPCo	148,459	203,582	185,741

The carrying amount and classification of variable interest in AEGCo's accounts payable are as follows:

	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure

	(in thousands)
I&M	$23,916	$23,916	$25,498	$25,498
OPCo	12,810	12,810	16,302	16,302

Public Service Co of Oklahoma [Member]
Variable Interest Entities

15. VARIABLE INTEREST ENTITIES

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. OPCo is the primary beneficiary of Ohio Phase-in-Recovery Funding. APCo is the primary beneficiary of Appalachian Consumer Rate Relief Funding. SWEPCo holds a significant variable interest in DHLC. Each of the Registrant Subsidiaries hold a significant variable interest in AEPSC. I&M and OPCo each hold a significant variable interest in AEGCo.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$174,393	$195,176	$195,787
I&M	119,343	127,232	126,505
OPCo	255,485	277,232	279,652
PSO	85,974	89,199	84,028
SWEPCo	125,441	136,642	130,148

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,191	$20,191	$29,819	$29,819
I&M	12,864	12,864	17,911	17,911
OPCo	31,425	31,425	39,323	39,323
PSO	10,596	10,596	13,381	13,381
SWEPCo	13,520	13,520	19,669	19,669

Southwestern Electric Power Co [Member]
Variable Interest Entities

15. VARIABLE INTEREST ENTITIES

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. OPCo is the primary beneficiary of Ohio Phase-in-Recovery Funding. APCo is the primary beneficiary of Appalachian Consumer Rate Relief Funding. SWEPCo holds a significant variable interest in DHLC. Each of the Registrant Subsidiaries hold a significant variable interest in AEPSC. I&M and OPCo each hold a significant variable interest in AEGCo.

Sabine is a mining operator providing mining services to SWEPCo. SWEPCo has no equity investment in Sabine but is Sabine's only customer. SWEPCo guarantees the debt obligations and lease obligations of Sabine. Under the terms of the note agreements, substantially all assets are pledged and all rights under the lignite mining agreement are assigned to SWEPCo. The creditors of Sabine have no recourse to any AEP entity other than SWEPCo. Under the provisions of the mining agreement, SWEPCo is required to pay, as a part of the cost of lignite delivered, an amount equal to mining costs plus a management fee. In addition, SWEPCo determines how much coal will be mined each year. Based on these facts, management concluded that SWEPCo is the primary beneficiary and is required to consolidate Sabine. SWEPCo's total billings from Sabine for the years ended December 31, 2013, 2012 and 2011 were $155 million, $147 million and $128 million, respectively. See the table below for the classification of Sabine's assets and liabilities on SWEPCo's balance sheets.

The balances below represent the assets and liabilities of Sabine that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

SOUTHWESTERN ELECTRIC POWER COMPANY CONSOLIDATED
VARIABLE INTEREST ENTITIES
December 31, 2013 and 2012
(in thousands)
	Sabine
	2013	2012
ASSETS
Current Assets	$66,478	$56,535
Net Property, Plant and Equipment	157,274	170,436
Other Noncurrent Assets	51,211	55,076
Total Assets	$274,963	$282,047

LIABILITIES AND EQUITY
Current Liabilities	$32,812	$31,446
Noncurrent Liabilities	241,673	250,340
Equity	478	261
Total Liabilities and Equity	$274,963	$282,047

DHLC is a mining operator which sells 50% of the lignite produced to SWEPCo and 50% to CLECO. SWEPCo and CLECO share the executive board seats and voting rights equally. Each entity guarantees 50% of DHLC's debt. SWEPCo and CLECO equally approve DHLC's annual budget. The creditors of DHLC have no recourse to any AEP entity other than SWEPCo. As SWEPCo is the sole equity owner of DHLC, it receives 100% of the management fee. SWEPCo's total billings from DHLC for the years ended December 31, 2013, 2012 and 2011 were $60 million, $77 million and $62 million, respectively. SWEPCo is not required to consolidate DHLC as it is not the primary beneficiary, although SWEPCo holds a significant variable interest in DHLC. SWEPCo's equity investment in DHLC is included in Deferred Charges and Other Noncurrent Assets on SWEPCo's balance sheets.

SWEPCo's investment in DHLC was:

	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
Capital Contribution from SWEPCo	$7,643	$7,643	$7,643	$7,643
Retained Earnings	1,600	1,600	946	946
SWEPCo's Guarantee of Debt	-	61,348	-	49,564

Total Investment in DHLC	$9,243	$70,591	$8,589	$58,153

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$174,393	$195,176	$195,787
I&M	119,343	127,232	126,505
OPCo	255,485	277,232	279,652
PSO	85,974	89,199	84,028
SWEPCo	125,441	136,642	130,148

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,191	$20,191	$29,819	$29,819
I&M	12,864	12,864	17,911	17,911
OPCo	31,425	31,425	39,323	39,323
PSO	10,596	10,596	13,381	13,381
SWEPCo	13,520	13,520	19,669	19,669